ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS AND NOTES RECEIVABLE, NET
Schedule of accounts and notes receivable and the allowance for doubtful debt

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	1,903,458	1,845,205
Notes receivable	873	280
Allowance for doubtful debt	(188,356)	(189,501)
	1,715,975	1,655,984

Schedule of analysis of the allowance for doubtful debt

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	99,620	134,569	188,356
Additional provision charged to expense	34,949	54,512	106,283
Write-off of accounts receivable	—	(725)	(105,138)
Balance at the end of the year	134,569	188,356	189,501